Lease Liabilities - Schedule of Lease Liabilities (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Lease Liabilities [Abstract]
Current	$ 205,426	$ 211,265
Non-current	319,571	16,028
Lease liability	$ 524,997	$ 227,293